Consolidated Statements of Shareholders' Equity and Comprehensive Income - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings	Redeemable Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2016		54,530,843
Beginning balance at Dec. 31, 2016	$ 945,174	$ 4,692	$ 438,126	$ 809	$ (86,300)	$ 587,847
Comprehensive Income:
Net income	281,488					281,488
Currency translation adjustment	33,966				33,966
Currency impact of long-term funding	13,730				13,730
Unrealized capital loss - investments	(272)				(272)
Actuarial (loss)/gain on defined benefit pension plan	50				50
Amortization of interest rate hedge	(923)				(923)
Fair value of cash flow hedge	1,036				1,036
Total comprehensive income	329,075
Exercise of share options (in shares)		458,243
Exercise of share options	13,906	$ 31	13,875
Issue of restricted share units / performance share units (in shares)		681,742
Issue of restricted share units / performance share units	44	$ 44
Share based compensation expense	29,351		29,351
Share issue costs	(15)		(15)
Repurchase of ordinary shares (in shares)		(1,589,227)
Repurchase of ordinary shares	(133,106)	$ (103)		103		(133,106)
Share repurchase costs	(106)					(106)
Ending balance (in shares) at Dec. 31, 2017		54,081,601
Ending balance at Dec. 31, 2017	1,191,000	$ 4,664	481,337	912	(38,713)	742,800
Beginning balance at Dec. 31, 2016							$ 0
Ending balance at Dec. 31, 2017							0
Comprehensive Income:
Net income	322,656					322,656
Currency translation adjustment	(26,522)				(26,522)
Currency impact of long-term funding	(4,834)				(4,834)
Unrealized capital loss - investments	(155)				(155)
Actuarial (loss)/gain on defined benefit pension plan	2,855				2,855
Amortization of interest rate hedge	(923)				(923)
Fair value of cash flow hedge	(1,036)				(1,036)
Total comprehensive income	292,041
Exercise of share options (in shares)		408,699
Exercise of share options	16,806	$ 29	16,777
Issue of restricted share units / performance share units (in shares)		489,568
Issue of restricted share units / performance share units	36	$ 36
Share based compensation expense	31,544		31,544
Share issue costs	(16)		(16)
Repurchase of ordinary shares (in shares)		(1,008,162)
Repurchase of ordinary shares	(128,960)	$ (71)		71		(128,960)
Share repurchase costs	$ (66)					(66)
Ending balance (in shares) at Dec. 31, 2018	53,971,706	53,971,706
Ending balance at Dec. 31, 2018	$ 1,354,281	$ 4,658	529,642	983	(69,328)	888,326
Ending balance at Dec. 31, 2018	0						0
Comprehensive Income:
Net income	373,986					373,986
Currency translation adjustment	(1,313)				(1,313)
Currency impact of long-term funding	(2,710)				(2,710)
Unrealized capital loss - investments	681				681
Actuarial (loss)/gain on defined benefit pension plan	(2,226)				(2,226)
Amortization of interest rate hedge	(923)				(923)
Fair value of cash flow hedge	0
Total comprehensive income	367,495
Exercise of share options (in shares)		329,870
Exercise of share options	21,621	$ 22	21,599
Issue of restricted share units / performance share units (in shares)		355,730
Issue of restricted share units / performance share units	24	$ 24
Share based compensation expense	26,733		26,733
Share issue costs	(13)		(13)
Repurchase of ordinary shares (in shares)		(1,035,100)
Repurchase of ordinary shares	(146,931)	$ (69)		69		(146,931)
Share repurchase costs	(107)					(107)
Noncontrolling interest adjustment to redemption amount	$ (5,048)
Ending balance (in shares) at Dec. 31, 2019	53,622,206	53,622,206
Ending balance at Dec. 31, 2019	$ 1,618,055	$ 4,635	$ 577,961	$ 1,052	$ (75,819)	$ 1,110,226
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income							1,870
Acquisition of redeemable noncontrolling interest							32,592
Noncontrolling interest adjustment to redemption amount							5,048
Ending balance at Dec. 31, 2019	$ 39,510						$ 39,510